CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jan. 23, 2016	Jan. 24, 2015	Jan. 23, 2016	Jan. 24, 2015
Income Statement [Abstract]
Net sales	$ 1,841.8	$ 1,288.6	$ 3,513.8	$ 2,482.8
Cost of goods sold	(883.7)	(626.6)	(1,659.6)	(1,126.3)
Gross margin	958.1	662.0	1,854.2	1,356.5
Other operating expenses:
Buying, distribution and occupancy expenses	(320.0)	(216.4)	(616.4)	(430.8)
Selling, general and administrative expenses	(549.5)	(371.7)	(1,036.2)	(726.2)
Acquisition and integration expenses	(16.0)	(5.3)	(58.5)	(14.3)
Depreciation and amortization expense	(89.4)	(52.0)	(171.9)	(102.5)
Total other operating expenses	(974.9)	(645.4)	(1,883.0)	(1,273.8)
Operating (loss) income	(16.8)	16.6	(28.8)	82.7
Interest expense	(27.8)	(1.6)	(48.3)	(3.3)
Interest income and other (expense) income, net	(0.8)	0.0	(0.2)	0.1
Gain on extinguishment of debt	0.8	0.0	0.8	0.0
(Loss) income before provision for income taxes	(44.6)	15.0	(76.5)	79.5
Benefit (provision) for income taxes	22.0	(6.3)	35.8	(17.3)
Net (loss) income	$ (22.6)	$ 8.7	$ (40.7)	$ 62.2
Net (loss) income per common share:
Basic ( in USD per share)	$ (0.12)	$ 0.05	$ (0.21)	$ 0.38
Diluted ( in USD per share)	$ (0.12)	$ 0.05	$ (0.21)	$ 0.38
Weighted average common shares outstanding:
Basic (in shares)	195.8	162.6	190.3	162.3
Diluted (in shares)	195.8	164.4	190.3	164.7